Loan Payables (Details) - Schedule of Short-Term Bank Loans - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
China Construction Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Maturity	January, 2024
Guarantee	4.25%
Collateral/ earnings	Xuezheng Chen
Loan amount	$ 139,280
China Construction Bank One [Member]
Schedule of Short-Term Bank Loans [Line Items]
Maturity	January, 2023
Guarantee	4.25%
Collateral/ earnings	Xuezheng Chen
Loan amount		$ 140,849